REGULATORY REQUIREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
REGULATORY REQUIREMENTS
Schedule of the net capital, the requirement and the excess capital for the Group's broker-dealer subsidiaries

	Year ended December 31, 2025
	Net Capital/
	Eligible Equity	Requirement	Excess

	(HK$ in thousands)
Futu Securities	14,631,527	3,328,771	11,302,756
Futu Clearing Inc.	8,819,430	875,676	7,943,754
Moomoo Financial Singapore Pte. Ltd.	4,899,208	733,732	4,165,476
Futu Malaysia Sdn. Bhd.	491,619	91,439	400,180
Moomoo Financial Inc.	423,592	71,666	351,926